SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	¥ 4,267	¥ 13,285	¥ 14,067
Interest expense on lease liability	975
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets		484	1,266
Interest expense on lease liability		25	51
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	4,267	12,801	12,801
Interest expense on lease liability	¥ 293	¥ 1,479	¥ 2,115